UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Emerging Markets Fund

August 31, 2011

Emerging Markets - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.9%

BRAZIL — 12.9%
BR Malls Participacoes SA	808,400	$9,013,820
Cia de Bebidas das Americas Preference Shares ADR	313,690	11,179,912
Itau Unibanco Holding SA Preference Shares	554,718	10,011,337
PDG Realty SA Empreendimentos e Participacoes	1,409,100	6,851,205
Petroleo Brasileiro SA-Petrobas ADR	288,810	7,696,787
Tim Participacoes SA ADR	86,477	2,692,894
Vale SA Preference Shares	966,400	24,568,257

		72,014,212

CANADA — 0.7%
First Quantum Minerals Ltd.	147,485	3,628,013

CHILE — 0.7%
SACI Falabella	396,411	3,712,325

HONG KONG — 7.2%
CNOOC Ltd.	5,632,000	11,501,480
Brilliance China Automotive Holdings Ltd.(1)	5,536,000	6,719,266
China Lumena New Materials Corp.	7,166,000	1,988,037
China Overseas Land & Investment Ltd.	2,466,000	5,238,688
China Unicom Ltd.	2,556,000	5,416,750
Comba Telecom Systems Holdings Ltd.	2,907,030	2,482,934
GOME Electrical Appliances Holding Ltd.	15,526,000	6,660,396

		40,007,551

HUNGARY — 0.6%
OTP Bank plc	157,886	3,465,960

INDIA — 4.8%
HDFC Bank Ltd.	843,593	8,715,247
ICICI Bank Ltd.	230,998	4,449,790
ITC Ltd.	1,400,353	6,116,839
Jubilant Foodworks Ltd.(1)	234,679	4,869,016
Tata Motors Ltd.	177,540	2,883,620

		27,034,512

INDONESIA — 5.2%
PT Astra International Tbk	961,500	7,767,591
PT Bank Rakyat Indonesia (Persero) Tbk	9,650,000	7,724,730
PT Charoen Pokphand Indonesia Tbk	11,427,000	3,837,592
PT Indofood CBP Sukses Makmur Tbk	6,915,000	4,403,305
PT Semen Gresik (Persero) Tbk	5,055,000	5,511,602

		29,244,820

MALAYSIA — 0.7%
CIMB Group Holdings Bhd	1,709,400	4,119,642

MEXICO — 4.8%
Alfa SAB de CV, Series A	532,776	6,505,115
America Movil SAB de CV, Series L ADR	183,147	4,681,237

Emerging Markets - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Fomento Economico Mexicano SAB de CV ADR	87,205	$6,010,169
Mexichem SAB de CV	777,303	3,114,655
Wal-Mart de Mexico SAB de CV	2,387,041	6,403,671

		26,714,847

PEOPLE'S REPUBLIC OF CHINA — 13.6%
51job, Inc. ADR(1)	91,473	5,104,193
Agricultural Bank of China Ltd. H Shares	8,132,000	3,916,721
Baidu, Inc. ADR(1)	50,320	7,335,650
China BlueChemical Ltd. H Shares	5,554,000	4,372,807
China National Building Material Co. Ltd. H Shares	3,382,000	5,690,349
China Oilfield Services Ltd. H Shares	1,794,000	2,815,708
China ZhengTong Auto Services Holdings Ltd.(1)	3,057,000	4,216,904
Evergrande Real Estate Group Ltd.	5,233,000	3,239,603
Focus Media Holding Ltd. ADR(1)	287,264	9,008,599
Golden Eagle Retail Group Ltd.	1,395,000	3,501,005
Industrial & Commercial Bank of China Ltd. H Shares	7,039,645	4,629,293
Ping An Insurance Group Co. H Shares	1,101,000	8,816,937
Sany Heavy Equipment International Holdings Co. Ltd.	3,077,500	3,055,424
Tencent Holdings Ltd.	318,300	7,563,143
ZTE Corp. H Shares	955,920	2,651,974

		75,918,310

PERU — 1.0%
Credicorp Ltd.	55,661	5,546,062

POLAND — 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	256,891	3,235,291

RUSSIAN FEDERATION — 6.1%
Magnit OJSC GDR	199,649	4,751,646
Mail.ru Group Ltd. GDR(1)	45,028	1,620,107
NovaTek OAO GDR	72,735	9,913,781
Rosneft Oil Co. OJSC GDR	391,842	3,097,511
Sberbank of Russia	4,924,766	14,651,179

		34,034,224

SOUTH AFRICA — 8.0%
Barloworld Ltd.	374,762	3,322,405
Clicks Group Ltd.	510,422	3,043,483
Exxaro Resources Ltd.	368,826	9,921,675
Mr Price Group Ltd.	547,943	5,778,336
MTN Group Ltd.	586,074	12,087,698
Naspers Ltd. N Shares	61,803	3,234,506
Sasol Ltd.	144,998	7,018,206

		44,406,309

SOUTH KOREA — 13.6%
Celltrion, Inc.	165,998	7,235,232
Hyundai Glovis Co. Ltd.	44,175	8,053,651
Hyundai Heavy Industries Co. Ltd.	12,810	4,160,533
Hyundai Motor Co.	15,577	2,963,988

Emerging Markets - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Hyundai Steel Co.	38,048	$3,869,530
Kia Motors Corp.	113,232	7,493,255
LG Chem Ltd.	24,772	8,788,679
LG Household & Health Care Ltd.	19,064	8,398,632
Mando Corp.	24,290	4,223,457
MegaStudy Co. Ltd.	3,367	447,208
NCSoft Corp.	28,268	9,260,595
Samsung Electronics Co. Ltd.	11,970	8,347,640
Samsung Heavy Industries Co. Ltd.	72,260	2,353,691

		75,596,091

SWITZERLAND — 1.1%
Ferrexpo plc	986,826	6,034,413

TAIWAN (REPUBLIC OF CHINA) — 8.4%
Catcher Technology Co. Ltd.	1,963,315	15,396,824
Hiwin Technologies Corp.	407,374	4,184,748
Hon Hai Precision Industry Co. Ltd.	2,162,666	5,464,535
HTC Corp.	224,890	5,860,730
Taiwan Semiconductor Manufacturing Co. Ltd.	4,504,939	10,777,255
TPK Holding Co. Ltd.(1)	217,450	5,277,057

		46,961,149

THAILAND — 3.9%
Banpu PCL	306,050	6,494,755
CP ALL PCL	4,464,100	7,633,804
Kasikornbank PCL NVDR	1,750,000	7,444,945

		21,573,504

TURKEY — 2.4%
BIM Birlesik Magazalar AS	154,916	5,031,494
Turkiye Garanti Bankasi AS	1,045,723	3,862,801
Turkiye Sise ve Cam Fabrikalari AS	2,413,746	4,531,014

		13,425,309

UNITED KINGDOM — 1.6%
Antofagasta plc	188,653	4,131,184
International Personal Finance plc	1,086,105	4,822,008

		8,953,192

TOTAL COMMON STOCKS (Cost $422,821,121)		545,625,736

EXCHANGE-TRADED FUNDS — 1.7%

iShares MSCI Emerging Markets Index Fund (Cost $10,856,537)	230,536	9,848,498

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank of America, (collateralized by various U.S. Treasury obligations, 0.50%, 8/15/14, valued at $1,670,215), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $1,636,203)		1,636,202

Emerging Markets - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

Value

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/20, valued at $831,558), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $818,101)	$818,101
Repurchase Agreement, Goldman Sachs Group Inc., (collateralized by various U.S. Treasury obligations, 4.750%, 2/15/37, valued at $1,408,965), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $1,386,984)	1,386,984

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,841,287)	3,841,287

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $437,518,945)	559,315,521

OTHER ASSETS AND LIABILITIES — (0.3)%	(1,913,251)

TOTAL NET ASSETS — 100.0%	$557,402,270

Market Sector Diversification

(as a % of net assets)

Financials	20.0%
Consumer Discretionary	15.2%
Information Technology	14.8%
Materials	14.8%
Consumer Staples	11.4%
Energy	8.9%
Industrials	7.0%
Telecommunication Services	4.5%
Diversified	1.7%
Health Care	1.3%
Cash and Equivalents*	0.4%

* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

Emerging Markets - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Emerging Markets - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Foreign Common Stocks	$59,255,503	$486,370,233	—
Exchange-Traded Funds	9,848,498	—	—
Temporary Cash Investments	—	3,841,287	—

Total Value of Investment Securities	$69,104,001	$490,211,520	—

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$440,305,905
Gross tax appreciation of investments	$133,231,493
Gross tax depreciation of investments	(14,221,877)
Net tax appreciation (depreciation) of investments	$119,009,616

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Growth Fund

August 31, 2011

Global Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.4%

AUSTRALIA — 2.3%
BHP Billiton Ltd.	183,040	$7,775,556
Wesfarmers Ltd.	45,090	1,482,119

		9,257,675

AUSTRIA — 0.6%
Erste Group Bank AG	61,850	2,252,286

CANADA — 0.4%
Suncor Energy, Inc.	46,620	1,493,858

DENMARK — 1.0%
Novo Nordisk A/S B Shares	38,090	4,065,333

FRANCE — 4.0%
Danone SA	151,720	10,366,598
Pernod-Ricard SA	31,180	2,799,381
Safran SA	71,040	2,757,875

		15,923,854

GERMANY — 2.1%
Bayerische Motoren Werke AG	34,240	2,771,620
Fresenius Medical Care AG & Co. KGaA	57,430	3,907,942
Lanxess AG	26,770	1,670,106

		8,349,668

HONG KONG — 1.0%
China Unicom Ltd.	1,860,000	3,941,766

INDIA — 0.4%
Bharti Airtel Ltd.	187,470	1,663,300

INDONESIA — 0.6%
PT Bank Mandiri (Persero) Tbk	3,062,631	2,523,973

ITALY — 2.1%
Saipem SpA	151,010	6,781,107
UniCredit SpA	1,128,600	1,528,014

		8,309,121

JAPAN — 6.3%
FANUC CORP.	12,900	2,126,133
Komatsu Ltd.	191,800	5,072,417
Nitori Holdings Co. Ltd.	19,750	2,022,202
Olympus Corp.	77,200	2,236,249
ORIX Corp.	50,260	4,529,111
Rakuten, Inc.	5,362	6,043,367
Unicharm Corp.	74,700	3,531,592

		25,561,071

NETHERLANDS — 1.0%
ASML Holding NV New York Shares	50,170	1,769,496

Global Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

European Aeronautic Defence and Space Co. NV	73,940	$2,345,755

		4,115,251

PEOPLE'S REPUBLIC OF CHINA — 3.3%
Baidu, Inc. ADR(1)	53,440	7,790,483
Industrial & Commercial Bank of China Ltd. H Shares	8,288,000	5,450,216

		13,240,699

POLAND — 0.8%
Powszechna Kasa Oszczednosci Bank Polski SA	263,060	3,312,983

PORTUGAL — 0.5%
Jeronimo Martins SGPS SA	118,040	2,204,339

RUSSIAN FEDERATION — 0.3%
Magnit OJSC GDR	49,090	1,168,342

SOUTH KOREA — 0.9%
Hyundai Motor Co.	19,710	3,750,415

SWEDEN — 0.4%
Atlas Copco AB A Shares	72,620	1,639,862

SWITZERLAND — 6.1%
ABB Ltd.(1)	127,970	2,744,086
Adecco SA(1)	78,160	3,649,762
Nestle SA	95,740	5,929,619
Novartis AG	87,680	5,112,717
Swatch Group AG (The)	8,780	4,009,481
Xstrata plc	169,630	2,971,139

		24,416,804

TURKEY — 0.4%
Turkiye Garanti Bankasi AS	481,030	1,776,879

UNITED KINGDOM — 10.1%
Admiral Group plc	116,450	2,580,305
ARM Holdings plc	276,400	2,557,477
BG Group plc	316,670	6,847,152
Burberry Group plc	64,730	1,446,900
Capita Group plc (The)	390,920	4,502,349
Compass Group plc	737,080	6,592,727
HSBC Holdings plc	674,700	5,877,061
Reckitt Benckiser Group plc	93,655	4,978,988
Rio Tinto plc	49,810	3,074,167
WM Morrison Supermarkets plc	510,720	2,395,960

		40,853,086

UNITED STATES — 53.8%
Air Products & Chemicals, Inc.	59,920	4,905,650
Amazon.com, Inc.(1)	12,600	2,712,654
American Express Co.	142,880	7,102,565
American Tower Corp., Class A(1)	127,110	6,846,145
Apache Corp.	38,100	3,926,967

Global Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Apple, Inc.(1)	41,120	$15,824,209
BE Aerospace, Inc.(1)	45,760	1,593,821
Celgene Corp.(1)	40,070	2,382,963
Cerner Corp.(1)	32,900	2,170,084
Charles Schwab Corp. (The)	512,900	6,324,057
CIT Group, Inc.(1)	65,340	2,258,804
Colgate-Palmolive Co.	83,780	7,537,687
Costco Wholesale Corp.	16,690	1,310,833
Danaher Corp.	162,508	7,444,491
EMC Corp.(1)	386,670	8,734,875
Equinix, Inc.(1)	36,500	3,432,460
Expeditors International of Washington, Inc.	55,130	2,508,415
Express Scripts, Inc.(1)	136,500	6,407,310
FactSet Research Systems, Inc.	25,890	2,275,731
Fifth Third Bancorp	249,326	2,647,842
Google, Inc. Class A(1)	16,290	8,812,238
Harley-Davidson, Inc.	186,290	7,201,971
IntercontinentalExchange, Inc.(1)	51,338	6,055,317
Johnson Controls, Inc.	149,390	4,762,553
Kraft Foods, Inc., Class A	67,060	2,348,441
Las Vegas Sands Corp.(1)	57,780	2,690,815
Liberty Global, Inc. Class A(1)	126,240	5,098,834
MasterCard, Inc., Class A	17,640	5,816,084
Mead Johnson Nutrition Co.	44,169	3,147,041
National Oilwell Varco, Inc.	29,870	1,975,004
Occidental Petroleum Corp.	81,490	7,068,443
Oracle Corp.	263,240	7,389,147
Polypore International, Inc.(1)	46,330	2,857,171
Precision Castparts Corp.	63,000	10,322,550
priceline.com, Inc.(1)	9,370	5,034,126
QUALCOMM, Inc.	94,520	4,863,999
Rockwell Automation, Inc.	23,010	1,475,631
Schlumberger Ltd.	125,230	9,782,968
Starbucks Corp.	93,480	3,610,198
Tiffany & Co.	33,030	2,376,839
Union Pacific Corp.	68,610	6,323,784
VeriFone Systems, Inc.(1)	58,620	2,064,596
Waters Corp.(1)	26,570	2,122,146
Wells Fargo & Co.	99,990	2,609,739
Whole Foods Market, Inc.	37,189	2,455,590

		216,612,788

TOTAL COMMON STOCKS (Cost $323,884,774)		396,433,353

TEMPORARY CASH INVESTMENTS — 1.4%

Repurchase Agreement, Bank of America, (collateralized by various U.S. Treasury obligations, 0.50%, 8/15/14, valued at $2,427,171), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $2,377,744)		2,377,743

Global Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/20, valued at $1,208,427), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $1,188,872)		$1,188,872
Repurchase Agreement, Goldman Sachs Group Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $2,047,521), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $2,015,578)		2,015,577
SSgA U.S. Government Money Market Fund	3	3

TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,582,195)		5,582,195

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $329,466,969)		402,015,548

OTHER ASSETS AND LIABILITIES — 0.2%		633,757

TOTAL NET ASSETS — 100.0%		$402,649,305

Market Sector Diversification

(as a % of net assets)

Information Technology	17.5%
Consumer Discretionary	15.0%
Industrials	14.3%
Financials	14.2%
Consumer Staples	12.9%
Energy	9.4%
Health Care	7.0%
Materials	5.0%
Telecommunication Services	3.1%
Cash and Equivalents*	1.6%

* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

Global Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Global Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$216,612,788	—	—
Foreign Common Stocks	9,559,979	$170,260,586	—
Temporary Cash Investments	3	5,582,192	—

Total Value of Investment Securities	$226,172,770	$175,842,778	—

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$331,448,522
Gross tax appreciation of investments	$86,805,221
Gross tax depreciation of investments	(16,238,195)
Net tax appreciation (depreciation) of investments	$70,567,026

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Discovery Fund

August 31, 2011

International Discovery - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.4%

ARGENTINA — 0.2%
Arcos Dorados Holdings, Inc., Class A	68,500	$1,888,545

AUSTRALIA — 6.2%
Amcor Ltd.	1,373,800	9,839,112
Boart Longyear Ltd.	2,558,300	9,954,294
Iluka Resources Ltd.	1,658,700	29,042,857
Mesoblast Ltd.(1)	1,053,600	8,953,658

		57,789,921

BELGIUM — 0.8%
UCB SA	157,800	7,061,077

BRAZIL — 1.7%
CETIP SA - Balcao Organizado de Ativos e Derivativos	671,812	10,360,566
Cia Hering	237,500	5,178,481

		15,539,047

CANADA — 7.8%
Alimentation Couche Tard, Inc. B Shares	41,600	1,217,882
CGI Group, Inc. Class A(1)	365,300	7,400,748
Finning International, Inc.	361,200	9,224,560
First Quantum Minerals Ltd.	649,500	15,977,183
Franco-Nevada Corp.	57,800	2,490,128
Gildan Activewear, Inc.	223,500	6,036,531
IAMGOLD Corp.	287,500	5,939,064
Open Text Corp.(1)	243,600	14,372,400
Precision Drilling Corp.(1)	749,000	10,447,605

		73,106,101

CAYMAN ISLANDS — 1.1%
Herbalife Ltd.	178,600	9,965,880

FINLAND — 1.3%
Nokian Renkaat Oyj	341,100	12,651,554

FRANCE — 7.5%
Edenred	385,700	10,593,597
Safran SA	747,500	29,019,024
Technip SA	270,400	26,397,692
Zodiac Aerospace	50,100	4,036,005

		70,046,318

GERMANY — 7.1%
Fraport AG	180,900	12,678,716
GEA Group AG	201,500	5,899,092
Hugo Boss AG Preference Shares	159,508	15,755,212
Kabel Deutschland Holding AG(1)	234,700	13,131,866
Lanxess AG	218,400	13,625,372

International Discovery - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Wacker Chemie AG	34,900	$5,083,576

		66,173,834

HONG KONG — 3.0%
Brilliance China Automotive Holdings Ltd.(1)	14,220,000	17,259,387
China Lumena New Materials Corp.	24,131,600	6,694,742
China Resources Cement Holdings Ltd.	4,472,000	4,198,684

		28,152,813

INDIA — 0.9%
Titan Industries Ltd.	1,770,000	7,975,368

IRELAND — 3.1%
Elan Corp. plc ADR(1)	914,300	9,755,581
Experian plc	892,800	10,195,702
Shire plc	279,700	9,021,716

		28,972,999

ISRAEL — 0.8%
Mellanox Technologies Ltd.(1)	246,500	7,259,425

ITALY — 3.6%
Davide Campari-Milano SpA	1,471,491	12,006,374
Lottomatica SpA(1)	662,800	10,492,283
Pirelli & C SpA	1,393,500	11,670,284

		34,168,941

JAPAN — 11.4%
Anritsu Corp.	1,132,000	13,793,339
Capcom Co., Ltd.	562,500	16,352,684
Chiyoda Corp.	875,000	9,404,793
CyberAgent, Inc.	3,200	10,510,644
JGC Corp.	284,000	8,000,366
Makita Corp.	232,900	9,611,650
NGK Insulators Ltd.	483,000	7,500,157
Olympus Corp.	319,100	9,243,356
Omron Corp.	504,500	12,083,753
Sanrio Co. Ltd.	147,500	6,260,611
Start Today Co. Ltd.	157,300	4,211,375

		106,972,728

JERSEY — 1.2%
Randgold Resources Ltd. ADR	109,000	11,504,950

NETHERLANDS — 0.6%
Gemalto NV	112,500	5,374,219

NORWAY — 0.7%
Aker Solutions ASA	521,500	6,805,238

PEOPLE'S REPUBLIC OF CHINA — 6.5%
Country Garden Holdings Co.	6,116,000	2,702,215
Dongyue Group	6,644,000	5,290,726
Evergrande Real Estate Group Ltd.	1,986,000	1,229,477

International Discovery - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Focus Media Holding Ltd. ADR(1)	800,900	$25,116,224
New Oriental Education & Technology Group ADR(1)	339,600	10,357,800
Sina Corp.(1)	63,300	6,799,053
Spreadtrum Communications, Inc. ADR	531,700	9,395,139

		60,890,634

SINGAPORE — 0.7%
Biosensors International Group Ltd.(1)	2,593,000	2,852,881
SembCorp Marine Ltd.	1,208,000	4,082,505

		6,935,386

SOUTH KOREA — 6.5%
Celltrion, Inc.	559,100	24,369,077
Dongbu Insurance Co. Ltd.	191,600	9,302,976
Hyundai Glovis Co. Ltd.	25,400	4,630,735
Hyundai Steel Co.	32,300	3,284,951
NCSoft Corp.	60,200	19,721,517

		61,309,256

SPAIN — 1.2%
Grifols SA(1)	542,700	11,171,511

SWEDEN — 5.6%
Hexagon AB B Shares	367,900	6,248,179
Kinnevik Investment AB B Shares	396,200	8,465,679
Lundin Petroleum AB(1)	1,193,500	18,124,111
Swedish Match AB	551,600	20,014,691

		52,852,660

SWITZERLAND — 2.9%
Aryzta AG	235,900	11,167,817
Sulzer AG	119,000	16,022,212

		27,190,029

TAIWAN (REPUBLIC OF CHINA) — 2.4%
Catcher Technology Co. Ltd.	2,338,085	18,335,867
TPK Holding Co. Ltd.(1)	181,650	4,408,266

		22,744,133

UNITED KINGDOM — 14.6%
Aggreko plc	665,434	20,945,061
ARM Holdings plc	1,380,900	12,777,207
ASOS plc(1)	183,700	5,889,455
Burberry Group plc	688,100	15,380,992
Croda International plc	485,500	14,233,307
IMI plc	766,600	11,112,688
Man Group plc	780,200	2,836,957
Persimmon plc	1,337,000	9,859,911
Schroders plc	67,300	1,621,242
Subsea 7 SA(1)	745,500	17,330,261
Weir Group plc (The)	487,400	15,254,269

International Discovery - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Willis Group Holdings plc	242,400	$9,485,112

		136,726,462

TOTAL COMMON STOCKS (Cost $839,660,589)		931,229,029

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank of America, (collateralized by various U.S. Treasury obligations, 0.50%, 8/15/14, valued at $3,473,138), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $3,402,410)		3,402,409
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/20, valued at $1,729,187), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $1,701,205)		1,701,205
Repurchase Agreement, Goldman Sachs Group Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $2,929,881), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $2,884,172)		2,884,171
SSgA U.S. Government Money Market Fund	4	4

TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,987,789)		7,987,789

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $847,648,378)		939,216,818

OTHER ASSETS AND LIABILITIES — (0.3)%		(2,542,567)

TOTAL NET ASSETS — 100.0%		$936,674,251

Market Sector Diversification

(as a % of net assets)

Industrials	21.9%
Consumer Discretionary	20.2%
Information Technology	15.8%
Materials	13.5%
Health Care	8.9%
Energy	8.4%
Consumer Staples	5.8%
Financials	4.9%
Cash and Equivalents*	0.6%

* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

(1)	Non-income producing.

International Discovery - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

International Discovery - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Foreign Common Stocks	$115,900,109	$815,328,920	—
Temporary Cash Investments	4	7,987,785	—

Total Value of Investment Securities	$115,900,113	$823,316,705	—

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$850,811,767
Gross tax appreciation of investments	$127,287,074
Gross tax depreciation of investments	(38,882,023)
Net tax appreciation (depreciation) of investments	$88,405,051

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Growth Fund

August 31, 2011

International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.3%

ARGENTINA — 0.4%
MercadoLibre, Inc.	96,460	$6,499,475

AUSTRALIA — 3.6%
BHP Billiton Ltd.	601,826	25,565,624
Commonwealth Bank of Australia	276,510	14,252,651
Iluka Resources Ltd.	328,490	5,751,666
Wesfarmers Ltd.	335,784	11,037,297

		56,607,238

BELGIUM — 1.2%
Anheuser-Busch InBev NV	225,169	12,436,863
Umicore SA	124,174	6,009,490

		18,446,353

BERMUDA — 1.0%
Seadrill Ltd.	473,210	15,340,676

BRAZIL — 0.8%
Banco do Brasil SA	715,100	11,935,553

CANADA — 1.0%
Canadian National Railway Co.	211,919	15,587,180

DENMARK — 1.7%
Christian Hansen Holding A/S	368,203	8,399,231
Novo Nordisk A/S B Shares	177,567	18,951,665

		27,350,896

FRANCE — 11.2%
Air Liquide SA	145,247	18,886,767
BNP Paribas	249,519	12,857,037
Cie Generale d'Optique Essilor International SA	133,433	10,231,698
Danone SA	314,396	21,481,787
Eutelsat Communications SA	176,760	7,871,393
LVMH Moet Hennessy Louis Vuitton SA	98,016	16,607,369
Pernod-Ricard SA	73,477	6,596,861
Publicis Groupe SA	64,998	3,056,457
Safran SA	771,070	29,934,045
Sanofi	206,570	15,032,747
Schneider Electric SA	47,237	6,317,393
Technip SA	179,674	17,540,603
Zodiac Aerospace	147,490	11,881,643

		178,295,800

GERMANY — 6.5%
adidas AG	132,980	9,261,890
Allianz SE	83,740	8,628,587
BASF SE	109,670	7,825,064
Bayerische Motoren Werke AG	177,308	14,352,520
Fresenius Medical Care AG & Co. KGaA	193,624	13,175,542

International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Kabel Deutschland Holding AG(1)	371,033	$20,759,931
SAP AG	237,460	12,962,237
Siemens AG	122,093	12,606,797
ThyssenKrupp AG	119,550	4,037,459

		103,610,027

HONG KONG — 1.9%
AIA Group Ltd.	2,115,200	7,430,238
China Unicom Ltd. ADR	719,210	15,211,292
Li & Fung Ltd.	4,206,000	7,584,559

		30,226,089

INDIA — 1.9%
Bharti Airtel Ltd.	2,274,810	20,182,918
HDFC Bank Ltd. ADR	195,000	6,505,200
Titan Industries Ltd.	856,150	3,857,690

		30,545,808

INDONESIA — 0.9%
PT Bank Mandiri (Persero) Tbk	18,084,452	14,903,746

IRELAND — 2.5%
Accenture plc, Class A	285,885	15,320,577
CRH plc	295,490	5,276,183
Experian plc	675,762	7,717,146
Shire plc	370,390	11,946,920

		40,260,826

ITALY — 2.7%
Pirelli & C SpA	1,715,220	14,364,625
Saipem SpA	469,358	21,076,530
UniCredit SpA	5,579,560	7,554,178

		42,995,333

JAPAN — 14.0%
FANUC CORP.	101,900	16,794,802
Fast Retailing Co. Ltd.	94,600	17,889,617
JGC Corp.	374,000	10,535,693
Komatsu Ltd.	390,000	10,314,092
Mitsubishi Corp.	798,000	19,040,695
Mitsubishi UFJ Financial Group, Inc.	2,326,700	10,452,982
Murata Manufacturing Co. Ltd.	232,600	14,155,883
Nissan Motor Co. Ltd.	2,348,700	21,379,704
Nitori Holdings Co. Ltd.	135,100	13,832,885
Olympus Corp.	229,400	6,645,020
ORIX Corp.	196,460	17,703,722
Rakuten, Inc.	20,143	22,702,637
SOFTBANK CORP.	209,300	6,907,419
Sumitomo Realty & Development Co. Ltd.	340,000	7,140,133
Unicharm Corp.	374,500	17,705,237

International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Yahoo Japan Corp.	25,211	$8,122,703

		221,323,224

LUXEMBOURG — 1.4%
Millicom International Cellular SA	192,933	21,677,011

MACAU — 0.4%
Wynn Macau Ltd.	2,056,785	6,657,074

NETHERLANDS — 3.3%
ASML Holding NV	169,694	6,010,041
European Aeronautic Defence and Space Co. NV	572,170	18,152,163
Royal Dutch Shell plc B Shares	811,074	27,379,042

		51,541,246

NORWAY — 0.8%
Yara International ASA	223,629	12,331,539

PEOPLE'S REPUBLIC OF CHINA — 2.3%
Baidu, Inc. ADR(1)	139,634	20,355,845
Focus Media Holding Ltd. ADR(1)	169,440	5,313,638
Industrial & Commercial Bank of China Ltd. H Shares	16,815,435	11,057,884

		36,727,367

POLAND — 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	718,315	9,046,474

PORTUGAL — 1.1%
Jeronimo Martins SGPS SA	934,220	17,446,102

RUSSIAN FEDERATION — 1.2%
Magnit OJSC GDR	69,884	1,663,239
Sberbank of Russia	4,502,740	13,395,652
X5 Retail Group NV GDR(1)	103,524	3,743,428

		18,802,319

SINGAPORE — 0.6%
DBS Group Holdings Ltd.	883,000	9,714,980

SOUTH KOREA — 1.5%
Hyundai Motor Co.	85,773	16,320,869
Samsung Electronics Co. Ltd.	10,853	7,568,667

		23,889,536

SPAIN — 1.7%
Banco Bilbao Vizcaya Argentaria SA	921,714	8,391,785
Grifols SA(1)	268,360	5,524,206
Inditex SA	157,088	13,381,463

		27,297,454

SWEDEN — 2.5%
Alfa Laval AB	419,023	8,226,502
Atlas Copco AB A Shares	556,604	12,568,902
Swedbank AB A Shares	931,811	12,820,391

International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Telefonaktiebolaget LM Ericsson B Shares	560,160	$6,320,184

		39,935,979

SWITZERLAND — 8.9%
ABB Ltd.(1)	509,480	10,924,880
Nestle SA	522,013	32,330,668
Novartis AG	483,433	28,189,510
SGS SA	6,715	12,499,224
Swatch Group AG (The)	27,136	12,391,944
Syngenta AG(1)	64,360	20,485,624
UBS AG(1)	625,894	9,063,948
Xstrata plc	823,681	14,427,110

		140,312,908

TAIWAN (REPUBLIC OF CHINA) — 1.4%
HTC Corp.	507,350	13,221,758
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	681,070	8,152,408

		21,374,166

THAILAND — 0.3%
Kasikornbank PCL NVDR	1,294,700	5,507,983

TURKEY — 0.2%
Turkiye Garanti Bankasi AS	1,003,282	3,706,029

UNITED KINGDOM — 19.8%
Admiral Group plc	492,500	10,912,838
Aggreko plc	269,244	8,474,668
Antofagasta plc	566,857	12,413,216
ARM Holdings plc	1,515,949	14,026,790
Barclays plc	2,802,095	7,766,805
BG Group plc	1,337,827	28,926,975
British American Tobacco plc	558,587	24,876,807
British Sky Broadcasting Group plc	358,900	3,848,089
Burberry Group plc	595,014	13,300,255
Capita Group plc (The)	957,041	11,022,543
Carnival plc	209,879	6,844,595
Compass Group plc	1,275,350	11,407,220
GlaxoSmithKline plc	299,810	6,377,963
HSBC Holdings plc (Hong Kong)	1,770,012	15,288,415
Kingfisher plc	1,303,100	5,002,738
National Grid plc	1,897,350	19,126,605
Petrofac Ltd.	273,968	6,079,491
Reckitt Benckiser Group plc	388,112	20,633,230
Rio Tinto plc	513,540	31,694,597
Standard Chartered plc	605,960	13,771,170
Unilever plc	337,400	11,304,559
Vodafone Group plc	3,326,940	8,695,002
Whitbread plc	254,790	6,228,826
WM Morrison Supermarkets plc	3,390,450	15,905,745

		313,929,142

International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

Value

TOTAL INVESTMENT SECURITIES — 99.3% (Cost $1,309,554,870)	$1,573,825,533

OTHER ASSETS AND LIABILITIES — 0.7%	11,831,291

TOTAL NET ASSETS — 100.0%	$1,585,656,824

Market Sector Diversification

(as a % of net assets)

Consumer Discretionary	16.9%
Financials	15.9%
Industrials	14.3%
Consumer Staples	12.4%
Materials	11.0%
Information Technology	8.5%
Energy	7.3%
Health Care	7.2%
Telecommunication Services	4.6%
Utilities	1.2%
Other Assets and Liabilities	0.7%

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Foreign Common Stocks	$77,358,435	$1,496,467,098	—

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,336,386,718
Gross tax appreciation of investments	$281,286,639
Gross tax depreciation of investments	(43,847,824)
Net tax appreciation (depreciation) of investments	$237,438,815

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Opportunities Fund

August 31, 2011

International Opportunities - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.7%

AUSTRALIA — 5.8%
Atlas Iron Ltd.(1)	335,770	$1,396,205
Bandanna Energy Ltd.(1)	353,426	374,017
Campbell Brothers Ltd.	49,679	2,461,388
Medusa Mining Ltd.	89,817	772,880
Mesoblast Ltd.(1)	62,657	532,469
PanAust Ltd.(1)	128,345	499,388

		6,036,347

AUSTRIA — 0.6%
Schoeller-Bleckmann Oilfield Equipment AG	8,110	635,159

BRAZIL — 2.5%
CETIP SA - Balcao Organizado de Ativos e Derivativos	88,446	1,363,998
Mills Estruturas e Servicos de Engenharia SA	96,900	1,220,457

		2,584,455

CANADA — 13.3%
AuRico Gold, Inc.(1)	52,222	613,247
Canadian Western Bank	35,761	1,103,906
Copper Mountain Mining Corp.(1)	112,605	794,548
Detour Gold Corp.(1)	40,238	1,509,593
Dollarama, Inc.	40,109	1,341,335
Legacy Oil + Gas, Inc.(1)	114,278	1,248,621
Major Drilling Group International, Inc.	146,277	1,943,290
New Gold, Inc.(1)	53,315	724,078
SXC Health Solutions Corp.(1)	44,568	2,428,872
Trican Well Service Ltd.	94,299	2,178,130

		13,885,620

COLOMBIA — 0.6%
Petrominerales Ltd.	19,436	606,519

DENMARK — 1.6%
Christian Hansen Holding A/S	73,041	1,666,169

FINLAND — 0.7%
Outotec Oyj	16,941	702,330

FRANCE — 4.0%
Alten Ltd.	23,597	809,124
Eurofins Scientific	12,280	1,043,067
Ingenico	56,592	2,310,795

		4,162,986

GERMANY — 2.6%
Gerry Weber International AG	44,164	1,488,341
Gildemeister AG(1)	35,627	614,650
XING AG(1)	8,190	578,835

		2,681,826

International Opportunities - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

HONG KONG — 3.8%
China Overseas Grand Oceans Group Ltd.	607,500	$691,312
Giordano International Ltd.	1,072,000	888,073
Haier Electronics Group Co. Ltd.(1)	1,388,000	1,565,229
Luk Fook Holdings International Ltd.	150,000	796,637

		3,941,251

INDIA — 2.9%
Dish TV India Ltd.(1)	354,310	610,812
Indian Bank	171,105	773,821
Jubilant Foodworks Ltd.(1)	41,265	856,148
TTK Prestige Ltd.	12,277	743,971

		2,984,752

IRELAND — 1.5%
Kenmare Resources plc(1)	2,138,094	1,584,406

ISRAEL — 1.0%
Mellanox Technologies Ltd.(1)	36,815	1,084,202

ITALY — 4.1%
Banca Generali SpA	88,449	871,612
Pirelli & C SpA	271,180	2,271,078
Salvatore Ferragamo Italia SpA(1)	66,508	1,174,172

		4,316,862

JAPAN — 18.0%
Anritsu Corp.	143,000	1,742,445
CyberAgent, Inc.	589	1,934,615
Dr Ci:Labo Co. Ltd.	176	1,024,004
F.C.C. Co. Ltd.	23,400	518,302
Horiba Ltd.	16,600	539,820
Kakaku.com, Inc.	31,200	1,150,696
M3, Inc.	81	732,036
Makino Milling Machine Co. Ltd.	163,000	1,311,323
Nabtesco Corp.	39,700	882,453
Nihon Kohden Corp.	43,200	1,119,917
Round One Corp.	94,400	821,084
Sanrio Co. Ltd.	20,200	857,385
Start Today Co. Ltd.	39,100	1,046,820
Tamron Co. Ltd.	39,100	1,071,331
THK Co. Ltd.	31,600	645,867
Tsubakimoto Chain Co.	143,000	793,718
United Arrows Ltd.	31,800	602,609
Zeon Corp.	193,000	1,930,756

		18,725,181

MEXICO — 1.6%
Genomma Lab Internacional SAB de CV Class B(1)	769,659	1,623,729

NETHERLANDS — 0.6%
Aalberts Industries NV	36,528	682,143

International Opportunities - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

NORWAY — 2.6%
Algeta ASA(1)	8,858	$311,271
TGS Nopec Geophysical Co. ASA	31,769	796,557
Tomra Systems ASA	196,533	1,557,096

		2,664,924

PEOPLE'S REPUBLIC OF CHINA — 6.7%
21Vianet Group, Inc. ADR(1)	20,292	244,316
51job, Inc. ADR(1)	13,655	761,949
AirTAC International Group	105,000	754,666
Biostime International Holdings Ltd.	497,000	1,021,340
China Shanshui Cement Group Ltd.	1,339,000	1,329,395
China ZhengTong Auto Services Holdings Ltd.(1)	574,000	791,790
Intime Department Store Group Co. Ltd.	522,000	824,650
Kingdee International Software Group Co. Ltd.	1,252,800	508,467
Shenguan Holdings Group Ltd.	1,338,000	769,889

		7,006,462

PHILIPPINES — 0.3%
International Container Terminal Services, Inc.	271,900	325,991

SINGAPORE — 0.6%
Biosensors International Group Ltd.(1)	548,000	602,923

SOUTH KOREA — 3.9%
Handsome Co. Ltd.	36,460	1,025,261
Hyundai Marine & Fire Insurance Co. Ltd.	59,810	1,889,297
Mando Corp.	6,830	1,187,576

		4,102,134

TAIWAN (REPUBLIC OF CHINA) — 3.2%
Largan Precision Co. Ltd.	26,000	742,998
St. Shine Optical Co. Ltd.	57,000	769,248
Taiwan Hon Chuan Enterprise Co. Ltd.	337,620	917,095
Yungtay Engineering Co. Ltd.	526,000	937,424

		3,366,765

UNITED KINGDOM — 16.2%
Aberdeen Asset Management plc	596,415	1,942,130
Ashtead Group plc	446,703	854,207
ASOS plc(1)	36,432	1,168,016
Bellway plc	98,715	964,669
Croda International plc	87,918	2,577,475
Fenner plc	96,153	573,925
Imagination Technologies Group plc(1)	117,496	676,333
IMI plc	103,416	1,499,126
John Wood Group plc	85,360	823,768
Rightmove plc	69,352	1,464,654
Shaftesbury plc	75,192	582,589
Spectris plc	107,850	2,517,549
Spirax-Sarco Engineering plc	18,431	552,904

International Opportunities - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Telecity Group plc(1)	83,885	$742,810

		16,940,155

TOTAL COMMON STOCKS (Cost $91,472,266)		102,913,291

TEMPORARY CASH INVESTMENTS — 2.7%

Repurchase Agreement, Bank of America, (collateralized by various U.S. Treasury obligations, 0.50%, 8/15/14, valued at $1,199,694), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $1,175,263)		1,175,263
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/20, valued at $597,297), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $587,631)		587,631
Repurchase Agreement, Goldman Sachs Group Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,012,041), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $996,253)		996,252

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,759,146)		2,759,146

TOTAL INVESTMENT SECURITIES — 101.4% (Cost $94,231,412)		105,672,437

OTHER ASSETS AND LIABILITIES — (1.4)%		(1,437,748)

TOTAL NET ASSETS — 100.0%		$104,234,689

Market Sector Diversification

(as a % of net assets)

Consumer Discretionary	24.9%
Materials	17.5%
Industrials	16.4%
Information Technology	13.0%
Financials	8.9%
Health Care	8.8%
Energy	6.5%
Consumer Staples	2.7%
Cash and Equivalents*	1.3%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

(1)	Non-income producing.

International Opportunities - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

International Opportunities - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Foreign Common Stocks	$2,090,467	$100,822,824	—
Temporary Cash Investments	—	2,759,146	—

Total Value of Investment Securities	$2,090,467	$103,581,970	—

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$93,294,658
Gross tax appreciation of investments	$16,075,267
Gross tax depreciation of investments	(3,697,488)
Net tax appreciation (depreciation) of investments	$12,377,779

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Value Fund

August 31, 2011

International Value - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.7%

AUSTRALIA — 0.4%
BlueScope Steel Ltd.	109,900	$96,332

BRAZIL — 3.5%
Centrais Eletricas Brasileiras SA	16,355	166,951
Petroleo Brasileiro SA-Petrobras ADR	11,580	336,399
Vale SA Preference Shares ADR	16,930	437,302

		940,652

CANADA — 1.0%
Husky Energy, Inc.	2,810	69,956
Talisman Energy, Inc.	12,040	201,261

		271,217

FRANCE — 9.9%
Alstom SA	2,320	107,729
AXA SA	26,237	421,368
Carrefour SA	1,670	44,525
Cie Generale des Etablissements Michelin Class B	7,988	585,099
Credit Agricole SA	22,000	215,564
France Telecom SA	7,150	136,604
Sanofi	5,813	423,030
Thales SA	2,020	74,850
Total SA	9,030	440,970
Vivendi SA	10,030	244,433

		2,694,172

GERMANY — 9.5%
Celesio AG	5,670	94,400
Deutsche Lufthansa AG Series Common Stock	5,350	90,648
Deutsche Post AG	11,140	170,508
E.ON AG	12,180	266,910
MAN SE	670	60,702
Merck KGaA	7,660	687,065
Muenchener Rueckversicherungs AG	1,880	245,405
SAP AG	9,280	506,568
Siemens AG	630	65,051
Siemens AG ADR	3,670	378,744

		2,566,001

HONG KONG — 6.0%
AIA Group Ltd.	185,200	650,567
Cheung Kong Holdings Ltd.	19,300	270,939
China Mobile Ltd.	53,500	542,844
Citic Pacific Ltd.	64,000	129,383
Hutchison Whampoa Ltd.	3,900	37,393

		1,631,126

International Value - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

IRELAND†
CRH plc	550	$9,848

ITALY — 3.4%
ENI SpA	19,180	385,729
Intesa Sanpaolo SpA	88,780	144,622
UniCredit SpA	296,880	401,947

		932,298

JAPAN — 6.1%
ITOCHU Corp.	31,100	333,055
Nintendo Co. Ltd.	1,330	232,754
Nissan Motor Co. Ltd.	15,660	142,550
NKSJ Holdings, Inc.	32,000	187,645
Nomura Holdings, Inc.	45,700	191,586
Toyota Motor Corp.	5,800	207,094
Trend Micro, Inc.	11,600	364,043

		1,658,727

NETHERLANDS — 8.5%
Aegon NV(1)	19,030	85,618
Akzo Nobel NV	6,200	315,639
ING Groep NV CVA(1)	56,972	493,088
Koninklijke Philips Electronics NV	7,837	165,828
Randstad Holding NV	1,750	60,220
Royal Dutch Shell plc B Shares	23,125	780,620
SBM Offshore NV	9,788	203,877
TomTom NV(1)	42,160	199,131

		2,304,021

NORWAY — 1.7%
Telenor ASA	27,590	461,355

PEOPLE'S REPUBLIC OF CHINA — 5.7%
China Coal Energy Co. Ltd. H Shares	99,980	134,063
China Shenhua Energy Co. Ltd. H Shares	40,680	188,617
China Telecom Corp. Ltd. H Shares	1,214,000	793,653
Shanghai Electric Group Co. Ltd. H Shares	916,000	420,008

		1,536,341

RUSSIAN FEDERATION — 1.3%
OAO Gazprom ADR	27,900	347,355

SINGAPORE — 4.3%
DBS Group Holdings Ltd.	56,250	618,876
Flextronics International Ltd.(1)	20,340	116,955
Singapore Telecommunications Ltd.	161,000	415,769

		1,151,600

SOUTH KOREA — 5.8%
Hana Financial Group, Inc.	15,320	516,243
KB Financial Group, Inc.	7,050	291,424

International Value - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Samsung Electronics Co. Ltd.	790	$550,930
Shinhan Financial Group Co. Ltd.	5,350	225,163

		1,583,760

SPAIN — 1.8%
Distribuidora Internacional de Alimentacion SA(1)	1,670	7,197
Telefonica SA ADR	23,580	491,643

		498,840

SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson B Shares	14,000	157,959

SWITZERLAND — 7.2%
Basilea Pharmaceutica(1)	1,960	94,856
Credit Suisse Group AG(1)	14,690	420,365
Lonza Group AG(1)	2,680	176,427
Roche Holding AG	4,010	702,130
Swiss Re AG(1)	6,757	354,431
UBS AG(1)	13,610	197,095

		1,945,304

TAIWAN (REPUBLIC OF CHINA) — 2.3%
Compal Electronics, Inc.	127,684	136,885
Siliconware Precision Industries Co.	143,000	130,383
Taiwan Semiconductor Manufacturing Co. Ltd.	150,749	360,640

		627,908

THAILAND — 1.4%
Bangkok Bank PCL	68,000	370,971

TURKEY — 0.5%
Turkcell Iletisim Hizmetleri AS ADR(1)	11,530	129,828

UNITED KINGDOM — 16.8%
Aviva plc	95,440	526,754
BAE Systems plc	37,660	168,300
BP plc	53,240	347,815
G4S plc	17,910	75,881
GlaxoSmithKline plc	25,720	547,151
HSBC Holdings plc (Hong Kong)	50,800	438,783
International Consolidated Airlines Group SA(1)	35,440	100,562
Kingfisher plc	145,040	556,824
Marks & Spencer Group plc	56,340	294,674
Rentokil Initial plc(1)	46,140	60,631
Rexam plc	54,590	313,612
Tesco plc	70,670	434,325
Vodafone Group plc	264,953	692,458

		4,557,770

TOTAL COMMON STOCKS (Cost $25,148,810)		26,473,385

International Value - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

Value

TEMPORARY CASH INVESTMENTS — 1.1%

Repurchase Agreement, Bank of America, (collateralized by various U.S. Treasury obligations, 0.50%, 8/15/14, valued at $126,450), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $123,875)	$123,874
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/20, valued at $62,956), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $61,937)	61,937
Repurchase Agreement, Goldman Sachs Group Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $106,671), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $105,007)	105,007

TOTAL TEMPORARY CASH INVESTMENTS (Cost $290,818)	290,818

TOTAL INVESTMENT SECURITIES — 98.8% (Cost $25,439,628)	26,764,203

OTHER ASSETS AND LIABILITIES — 1.2%	331,550

TOTAL NET ASSETS — 100.0%	$27,095,753

Market Sector Diversification

(as a % of net assets)

Financials	26.7%
Telecommunication Services	13.6%
Energy	12.8%
Health Care	10.1%
Information Technology	9.4%
Industrials	9.2%
Consumer Discretionary	8.1%
Materials	4.4%
Consumer Staples	1.8%
Utilities	1.6%
Cash and Equivalents*	2.3%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

International Value - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

International Value - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Foreign Common Stocks	$1,890,871	$24,582,514	—
Temporary Cash Investments	—	290,818	—

Total Value of Investment Securities	$1,890,871	$24,873,332	—

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$25,567,562
Gross tax appreciation of investments	$3,769,408
Gross tax depreciation of investments	(2,572,767)
Net tax appreciation (depreciation) of investments	$1,196,641

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Emerging Markets Fund

August 31, 2011

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 96.6%

BRAZIL — 12.9%
BR Malls Participacoes SA	171,400	$1,911,144
Cia de Bebidas das Americas Preference Shares ADR	67,069	2,390,339
Itau Unibanco Holding SA Preference Shares	109,659	1,979,083
PDG Realty SA Empreendimentos e Participacoes	300,100	1,459,120
Petroleo Brasileiro SA-Petrobas ADR	61,392	1,636,097
Tim Participacoes SA ADR	18,206	566,935
Vale SA Preference Shares	207,500	5,275,159

		15,217,877

CANADA — 0.7%
First Quantum Minerals Ltd.	31,313	770,275

CHILE — 0.6%
SACI Falabella	77,409	724,923

HONG KONG — 5.1%
Brilliance China Automotive Holdings Ltd.(1)	1,170,000	1,420,076
China Lumena New Materials Corp.	1,602,000	444,437
China Overseas Land & Investment Ltd.	518,000	1,100,422
China Unicom Ltd.	530,000	1,123,191
Comba Telecom Systems Holdings Ltd.	604,300	516,141
GOME Electrical Appliances Holding Ltd.	3,334,000	1,430,231

		6,034,498

HUNGARY — 0.6%
OTP Bank plc	33,393	733,053

INDIA — 3.8%
HDFC Bank Ltd.	177,599	1,834,794
ICICI Bank Ltd.	48,631	936,795
Jubilant Foodworks Ltd.(1)	51,657	1,071,756
Tata Motors Ltd.	37,186	603,978

		4,447,323

INDONESIA — 5.2%
PT Astra International Tbk	203,000	1,639,959
PT Bank Rakyat Indonesia (Persero) Tbk	2,031,500	1,626,196
PT Charoen Pokphand Indonesia Tbk	2,402,500	806,845
PT Indofood CBP Sukses Makmur Tbk	1,453,000	925,235
PT Semen Gresik (Persero) Tbk	1,073,500	1,170,466

		6,168,701

MALAYSIA — 0.8%
CIMB Group Holdings Bhd	364,900	879,406

MEXICO — 4.8%
Alfa SAB de CV, Series A	113,610	1,387,161
America Movil SAB de CV, Series L ADR	36,444	931,509
Fomento Economico Mexicano SAB de CV ADR	18,515	1,276,054
Mexichem SAB de CV	163,643	655,718

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Wal-Mart de Mexico SAB de CV	504,833	$1,354,306

		5,604,748

PEOPLE'S REPUBLIC OF CHINA — 15.8%
51job, Inc. ADR(1)	20,270	1,131,066
Agricultural Bank of China Ltd. H Shares	1,709,000	823,128
Baidu, Inc. ADR(1)	10,972	1,599,498
China BlueChemical Ltd. H Shares	1,154,000	908,574
China National Building Material Co. Ltd. H Shares	712,000	1,197,968
China Oilfield Services Ltd. H Shares	378,000	593,276
China ZhengTong Auto Services Holdings Ltd.(1)	649,500	895,937
CNOOC Ltd.	1,200,000	2,450,600
Evergrande Real Estate Group Ltd.	1,092,000	676,026
Focus Media Holding Ltd. ADR(1)	62,134	1,948,522
Golden Eagle Retail Group Ltd.	299,000	750,395
Industrial & Commercial Bank of China Ltd. H Shares	1,479,095	972,658
Ping An Insurance Group Co. H Shares	231,500	1,853,879
Sany Heavy Equipment International Holdings Co. Ltd.	635,500	630,941
Tencent Holdings Ltd.	67,800	1,610,999
ZTE Corp. H Shares	194,760	540,316

		18,583,783

PERU — 1.0%
Credicorp Ltd.	11,718	1,167,582

POLAND — 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	54,328	684,208

RUSSIAN FEDERATION — 6.2%
Magnit OJSC GDR	42,211	1,004,622
Mail.ru Group Ltd. GDR(1)	9,480	341,090
NovaTek OAO GDR	15,244	2,077,757
Rosneft Oil Co. OJSC GDR	109,772	867,748
Sberbank of Russia	1,012,451	3,012,042

		7,303,259

SOUTH AFRICA — 7.8%
Barloworld Ltd.	72,422	642,048
Clicks Group Ltd.	107,588	641,513
Exxaro Resources Ltd.	72,931	1,961,894
Mr Price Group Ltd.	120,518	1,270,923
MTN Group Ltd.	123,802	2,553,400
Naspers Ltd. N Shares	12,554	657,023
Sasol Ltd.	30,526	1,477,522

		9,204,323

SOUTH KOREA — 13.4%
Celltrion, Inc.	34,872	1,519,940
Hyundai Glovis Co. Ltd.	9,436	1,720,300
Hyundai Heavy Industries Co. Ltd.	2,688	873,030
Hyundai Motor Co.	3,271	622,405
Hyundai Steel Co.	7,835	796,829

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Kia Motors Corp.	23,864	$1,579,227
LG Chem Ltd.	4,821	1,710,408
LG Household & Health Care Ltd.	4,037	1,778,498
Mando Corp.	5,110	888,508
MegaStudy Co. Ltd.	709	94,170
NCSoft Corp.	5,979	1,958,720
Samsung Electronics Co. Ltd.	2,518	1,756,003
Samsung Heavy Industries Co. Ltd.	15,180	494,451

		15,792,489

SWITZERLAND — 1.1%
Ferrexpo plc	209,250	1,279,558

TAIWAN (REPUBLIC OF CHINA) — 8.3%
Catcher Technology Co. Ltd.	412,145	3,232,148
Hiwin Technologies Corp.	87,016	893,871
Hon Hai Precision Industry Co. Ltd.	424,553	1,072,743
HTC Corp.	47,985	1,250,510
Taiwan Semiconductor Manufacturing Co. Ltd.	946,774	2,264,986
TPK Holding Co. Ltd.(1)	43,400	1,053,227

		9,767,485

THAILAND — 3.8%
Banpu PCL	64,450	1,367,708
CP ALL PCL	952,800	1,629,329
Kasikornbank PCL NVDR	340,500	1,448,574

		4,445,611

TURKEY — 2.5%
BIM Birlesik Magazalar AS	33,903	1,101,131
Turkiye Garanti Bankasi AS	219,911	812,330
Turkiye Sise ve Cam Fabrikalari AS	516,905	970,319

		2,883,780

UNITED KINGDOM — 1.6%
Antofagasta plc	39,817	871,926
International Personal Finance plc	237,530	1,054,568

		1,926,494

TOTAL COMMON STOCKS (Cost $95,965,939)		113,619,376

EXCHANGE-TRADED FUNDS — 2.7%

iShares MSCI Emerging Markets Index Fund (Cost $3,441,438)	74,281	3,173,284

TEMPORARY CASH INVESTMENTS — 1.2%

Repurchase Agreement, Bank of America, (collateralized by various U.S. Treasury obligations, 0.50%, 8/15/14, valued at $580,228), in a joint trading account at 0.01%, dated 8/31/2011, due 9/1/11 (Delivery value $568,412)		568,411

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

Value

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/20, valued at $288,881), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $284,206)	$284,206
Repurchase Agreement, Goldman Sachs Group Inc., (collateralized by various U.S. Treasury obligations, 4.750%, 2/15/37, valued at $489,470), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $481,834)	481,834

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,334,451)	1,334,451

TOTAL INVESTMENT SECURITIES — 100.5% (Cost $100,741,828)	118,127,111

OTHER ASSETS AND LIABILITIES — (0.5)%	(544,171)

TOTAL NET ASSETS — 100.0%	$117,582,940

Market Sector Diversification

(as a % of net assets)

Financials	20.0%
Consumer Discretionary	15.2%
Information Technology	14.6%
Materials	14.6%
Consumer Staples	10.4%
Energy	8.9%
Industrials	7.1%
Telecommunication Services	4.5%
Diversified	2.7%
Health Care	1.3%
Cash and Equivalents*	0.7%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Foreign Common Stocks	$12,647,602	$100,971,774	—
Exchange-Traded Funds	3,173,284	—	—
Temporary Cash Investments	—	1,334,451	—

Total Value of Investment Securities	$15,820,886	$102,306,225	—

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$101,488,578
Gross tax appreciation of investments	$19,593,791
Gross tax depreciation of investments	(2,955,258)
Net tax appreciation (depreciation) of investments	$16,638,533

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT International Growth Fund

August 31, 2011

NT International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.8%

ARGENTINA — 0.3%
MercadoLibre, Inc.	15,900	$1,071,342

AUSTRALIA — 3.9%
BHP Billiton Ltd.	133,031	5,651,169
Commonwealth Bank of Australia	57,700	2,974,135
Iluka Resources Ltd.	131,700	2,305,989
Wesfarmers Ltd.	56,631	1,861,474

		12,792,767

BELGIUM — 1.8%
Anheuser-Busch InBev NV	50,708	2,800,778
Telenet Group Holding NV(1)	45,283	1,836,661
Umicore SA	26,800	1,297,005

		5,934,444

BERMUDA — 0.7%
Seadrill Ltd.	73,400	2,379,505

BRAZIL — 0.7%
Banco do Brasil SA	134,300	2,241,567

CANADA — 0.4%
Canadian National Railway Co.	16,500	1,213,617

DENMARK — 1.8%
Christian Hansen Holding A/S	93,500	2,132,868
Novo Nordisk A/S B Shares	34,400	3,671,500

		5,804,368

FRANCE — 11.9%
Accor SA	32,742	1,178,200
Air Liquide SA	26,620	3,461,454
BNP Paribas	31,970	1,647,327
Cie Generale d'Optique Essilor International SA	24,700	1,894,006
Danone SA	70,622	4,825,401
Eutelsat Communications SA	44,700	1,990,559
LVMH Moet Hennessy Louis Vuitton SA	21,900	3,710,633
Pernod-Ricard SA	28,158	2,528,062
Publicis Groupe SA	17,600	827,620
Safran SA	153,400	5,955,208
Sanofi	49,800	3,624,102
Schneider Electric SA	6,100	815,803
Technip SA	35,800	3,494,961
Zodiac Aerospace	36,200	2,916,235

		38,869,571

GERMANY — 7.8%
adidas AG	17,800	1,239,748
Allianz SE	15,700	1,617,732
BASF SE	21,100	1,505,506

NT International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Bayerische Motoren Werke AG	40,500	$3,278,347
Fresenius Medical Care AG & Co. KGaA	54,670	3,720,132
Hugo Boss AG Preference Shares	23,200	2,291,552
Kabel Deutschland Holding AG(1)	69,824	3,906,772
SAP AG	56,300	3,073,250
Siemens AG	27,300	2,818,880
ThyssenKrupp AG	63,300	2,137,776

		25,589,695

HONG KONG — 2.2%
AIA Group Ltd.	573,100	2,013,176
China Unicom Ltd. ADR	164,000	3,468,600
Li & Fung Ltd.	926,000	1,669,829

		7,151,605

INDIA — 2.0%
Bharti Airtel Ltd.	415,700	3,688,237
HDFC Bank Ltd.	144,100	1,488,712
Titan Industries Ltd.	278,700	1,255,783

		6,432,732

INDONESIA — 0.8%
PT Bank Mandiri (Persero) Tbk	3,289,250	2,710,734

IRELAND — 2.6%
Accenture plc, Class A	67,800	3,633,402
CRH plc	64,400	1,149,907
Experian plc	111,876	1,277,615
Shire plc	77,600	2,502,986

		8,563,910

ISRAEL — 0.3%
Teva Pharmaceutical Industries Ltd. ADR	21,500	889,240

ITALY — 2.9%
Pirelli & C SpA	386,500	3,236,860
Saipem SpA	91,262	4,098,122
UniCredit SpA	1,683,100	2,278,753

		9,613,735

JAPAN — 13.9%
FANUC CORP.	22,200	3,658,927
Fast Retailing Co. Ltd.	19,400	3,668,695
JGC Corp.	54,000	1,521,196
Komatsu Ltd.	80,600	2,131,579
Mitsubishi Corp.	121,000	2,887,123
Mitsubishi UFJ Financial Group, Inc.	512,600	2,302,918
Murata Manufacturing Co. Ltd.	54,400	3,310,748
Nissan Motor Co. Ltd.	492,800	4,485,851
Nitori Holdings Co. Ltd.	32,400	3,317,435
Olympus Corp.	53,900	1,561,319
ORIX Corp.	46,100	4,154,238

NT International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Rakuten, Inc.	4,000	$4,508,293
SOFTBANK CORP.	48,000	1,584,119
Sumitomo Realty & Development Co. Ltd.	74,000	1,554,029
Unicharm Corp.	76,900	3,635,602
Yahoo Japan Corp.	4,200	1,353,193

		45,635,265

LUXEMBOURG — 1.3%
Millicom International Cellular SA	36,806	4,135,343

MACAU — 0.5%
Wynn Macau Ltd.	472,400	1,528,989

NETHERLANDS — 4.0%
ASML Holding NV	46,300	1,639,804
European Aeronautic Defence and Space Co. NV	118,300	3,753,082
Royal Dutch Shell plc, Class A	130,164	4,352,911
Unilever CVA	98,500	3,334,337

		13,080,134

NORWAY — 0.6%
Yara International ASA	38,100	2,100,942

PEOPLE'S REPUBLIC OF CHINA — 2.4%
Baidu, Inc. ADR(1)	26,700	3,892,326
Focus Media Holding Ltd. ADR(1)	53,285	1,671,018
Industrial & Commercial Bank of China Ltd. H Shares	3,410,715	2,242,897

		7,806,241

POLAND — 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	136,776	1,722,560

PORTUGAL — 1.1%
Jeronimo Martins SGPS SA	201,400	3,761,047

RUSSIAN FEDERATION — 1.4%
Magnit OJSC GDR	22,106	526,123
Sberbank of Russia	1,005,000	2,989,875
X5 Retail Group NV GDR(1)	28,558	1,032,657

		4,548,655

SINGAPORE — 0.9%
DBS Group Holdings Ltd.	193,000	2,123,433
Genting Singapore plc(1)	589,000	814,319

		2,937,752

SOUTH KOREA — 1.3%
Hyundai Motor Co.	13,495	2,567,826
Samsung Electronics Co. Ltd.	2,500	1,743,450

		4,311,276

SPAIN — 1.9%
Banco Bilbao Vizcaya Argentaria SA	292,027	2,658,772
Grifols SA(1)	54,700	1,126,003

NT International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Inditex SA	27,400	$2,334,055

		6,118,830

SWEDEN — 2.9%
Alfa Laval AB	121,800	2,391,248
Atlas Copco AB A Shares	143,000	3,229,142
Swedbank AB A Shares	198,300	2,728,325
Telefonaktiebolaget LM Ericsson B Shares	87,700	989,503

		9,338,218

SWITZERLAND — 8.5%
ABB Ltd.(1)	122,600	2,628,936
Nestle SA	124,400	7,704,665
Novartis AG	114,365	6,668,749
Swatch Group AG (The)	6,500	2,968,294
Syngenta AG(1)	9,900	3,151,145
UBS AG(1)	150,200	2,175,137
Xstrata plc	153,000	2,679,857

		27,976,783

TAIWAN (REPUBLIC OF CHINA) — 1.6%
HTC Corp.	115,777	3,017,198
Taiwan Semiconductor Manufacturing Co. Ltd.	882,000	2,110,026

		5,127,224

THAILAND — 0.4%
Kasikornbank PCL NVDR	312,100	1,327,753

TURKEY — 0.4%
Turkiye Garanti Bankasi AS	366,300	1,353,078

UNITED KINGDOM — 16.1%
Admiral Group plc	89,441	1,981,838
Aggreko plc	61,250	1,927,892
Antofagasta plc	84,313	1,846,313
ARM Holdings plc	328,200	3,036,773
Barclays plc	293,878	814,567
BG Group plc	227,631	4,921,919
British Sky Broadcasting Group plc	104,300	1,118,294
Burberry Group plc	97,714	2,184,186
Capita Group plc (The)	166,877	1,921,975
Carnival plc	49,667	1,619,745
Compass Group plc	247,900	2,217,313
GlaxoSmithKline plc	46,700	993,465
HSBC Holdings plc (Hong Kong)	347,778	3,003,920
Intertek Group plc	75,100	2,461,360
National Grid plc	349,700	3,525,219
Reckitt Benckiser Group plc	95,577	5,081,168
Rio Tinto plc	77,800	4,801,651
Standard Chartered plc	112,364	2,553,607
Tullow Oil plc	65,500	1,143,006
Vodafone Group plc	409,700	1,070,756

NT International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Whitbread plc	59,600	$1,457,035
WM Morrison Supermarkets plc	685,200	3,214,504

		52,896,506

TOTAL COMMON STOCKS (Cost $295,429,521)		326,965,428

TEMPORARY CASH INVESTMENTS — 0.8%

Repurchase Agreement, Bank of America, (collateralized by various U.S. Treasury obligations, 0.50%, 8/15/14, valued at $1,050,661), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $1,029,265)		1,029,265
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/20, valued at $523,098), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $514,632)		514,632
Repurchase Agreement, Goldman Sachs Group Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $886,320), in a joint trading account at 0.01%, dated 8/31/11, due 9/1/11 (Delivery value $872,493)		872,493

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,416,390)		2,416,390

TOTAL INVESTMENT SECURITIES — 100.6% (Cost $297,845,911)		329,381,818

OTHER ASSETS AND LIABILITIES — (0.6)%		(1,849,876)

TOTAL NET ASSETS — 100.0%		$327,531,942

Market Sector Diversification

(as a % of net assets)

Consumer Discretionary	18.7%
Financials	16.1%
Industrials	13.3%
Consumer Staples	12.2%
Materials	10.5%
Information Technology	8.7%
Health Care	8.2%
Energy	6.1%
Telecommunication Services	4.9%
Utilities	1.1%
Cash and Equivalents*	0.2%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

NT International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

NT International Growth - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Foreign Common Stocks	$14,625,928	$312,339,500	—
Temporary Cash Investments	—	2,416,390	—

Total Value of Investment Securities	$14,625,928	$314,755,890	—

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$299,273,129
Gross tax appreciation of investments	$41,431,726
Gross tax depreciation of investments	(11,323,037)
Net tax appreciation (depreciation) of investments	$30,108,689

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 27, 2011